Nuveen Preferred Securities and Income Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.8%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 44.9%
	Automobiles – 1.5%
$9,215	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$10,159,537
52,766	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	54,876,640
	Total Automobiles				65,036,177
	Banks – 17.0%
20,880	Bank of America Corp	6.250%	N/A (3)	BBB	23,167,665
27,526	Bank of America Corp, (4)	6.500%	N/A (3)	BBB	31,448,455
8,246	Bank of America Corp	6.300%	N/A (3)	BBB	9,627,205
12,711	CIT Group Inc	5.800%	N/A (3)	Ba3	12,965,220
12,595	Citigroup Inc	6.250%	N/A (3)	BBB-	14,445,937
9,245	Citigroup Inc	4.000%	3/10/69	BBB-	9,487,681
31,176	Citigroup Inc	5.000%	N/A (3)	BBB-	32,403,555
38,082	Citigroup Inc	5.950%	N/A (3)	BBB-	41,604,585
33,080	Citigroup Inc	6.300%	N/A (3)	BBB-	35,858,720
15,877	Citizens Financial Group Inc, (4)	6.375%	N/A (3)	BB+	16,353,310
21,796	CoBank ACB	6.250%	N/A (3)	BBB+	23,812,130
5,865	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	6,850,687
18,545	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	20,121,325
9,461	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	10,061,774
9,768	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	16,678,860
9,915	Huntington Bancshares Inc	4.450%	N/A (3)	Baa3	10,571,968
25,535	Huntington Bancshares Inc	5.625%	N/A (3)	Baa3	29,812,113
31,609	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	33,253,635
11,205	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	12,289,212
63,996	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	71,848,405
12,491	KeyCorp	5.000%	N/A (3)	Baa3	13,540,244
4,570	Lloyds Bank PLC, 144A, (4)	12.000%	N/A (3)	Baa3	5,272,546
8,023	M&T Bank Corp	5.125%	N/A (3)	Baa2	8,714,984
8,046	M&T Bank Corp	6.450%	N/A (3)	Baa2	8,910,945
7,868	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	8,062,733
10,430	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	11,394,775
9,183	Regions Financial Corp	5.750%	N/A (3)	BB+	10,229,862
69,862	Truist Financial Corp	4.800%	N/A (3)	Baa2	73,599,617
8,146	Truist Financial Corp, (4)	5.050%	N/A (3)	Baa2	8,268,190

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,010	Truist Financial Corp	4.950%	N/A (3)	Baa2	$2,211,020
6,100	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (5)	1.384%	N/A (3)	A3	4,559,750
22,948	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	23,237,833
6,580	Wells Fargo & Co	7.950%	11/15/29	Baa1	8,991,426
33,376	Wells Fargo & Co	5.875%	N/A (3)	Baa2	37,840,040
28,603	Wells Fargo & Co	5.900%	N/A (3)	Baa2	30,354,934
7,645	Zions Bancorp NA	7.200%	N/A (3)	BB+	8,141,925
7,490	Zions Bancorp NA	5.800%	N/A (3)	BB+	7,473,073
	Total Banks				733,466,339
	Capital Markets – 2.7%
10,500	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	11,579,400
27,270	Charles Schwab Corp	5.375%	N/A (3)	BBB	30,371,963
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,837,800
28,709	Goldman Sachs Group Inc, (4)	5.500%	N/A (3)	BBB-	31,292,810
18,970	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (5)	4.128%	N/A (3)	BBB-	18,931,681
21,443	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	23,420,473
	Total Capital Markets				117,434,127
	Consumer Finance – 0.5%
11,204	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (5)	4.025%	N/A (3)	Baa3	11,106,525
9,165	Discover Financial Services	6.125%	N/A (3)	Ba2	10,333,538
	Total Consumer Finance				21,440,063
	Diversified Financial Services – 1.9%
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,626,315
32,650	Compeer Financial ACA, 144A, (6)	6.750%	N/A (3)	BB+	33,956,000
17,802	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	18,936,877
21,248	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	22,469,760
	Total Diversified Financial Services				80,988,952
	Electric Utilities – 1.3%
7,270	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	7,702,711
33,308	Emera Inc	6.750%	6/15/76	BB+	38,928,725
9,140	Southern Co	4.000%	1/15/51	BBB	9,679,944
	Total Electric Utilities				56,311,380
	Food Products – 3.0%
14,500	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	13,273,521
37,490	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	36,646,475

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$36,890	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	$37,720,025
43,301	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	40,648,814
	Total Food Products				128,288,835
	Independent Power & Renewable Electricity Producers – 0.5%
5,055	AES Gener SA, 144A	7.125%	3/26/79	BB	5,611,050
13,450	AES Gener SA, 144A	6.350%	10/07/79	BB	14,761,375
	Total Independent Power & Renewable Electricity Producers				20,372,425
	Industrial Conglomerates – 1.2%
57,719	General Electric Co	5.000%	N/A (3)	BBB-	53,520,520
	Insurance – 10.0%
9,895	Aegon NV	5.500%	4/11/48	Baa1	11,246,014
7,125	American International Group Inc	5.750%	4/01/48	Baa2	8,144,730
45,403	Assurant Inc	7.000%	3/27/48	BB+	51,078,375
70,515	Assured Guaranty Municipal Holdings Inc, 144A, (4)	6.400%	12/15/66	BBB+	72,071,251
10,110	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	10,572,674
13,218	Enstar Finance LLC	5.750%	9/01/40	BB+	13,915,097
13,545	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	14,079,994
25,544	Markel Corp	6.000%	N/A (3)	BBB-	28,258,050
17,085	MetLife Inc, 144A	9.250%	4/08/38	BBB	26,033,963
16,965	MetLife Inc	3.850%	N/A (3)	BBB	17,898,075
6,931	MetLife Inc	5.875%	N/A (3)	BBB	7,939,461
12,099	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	12,666,221
23,987	Provident Financing Trust I	7.405%	3/15/38	BB+	27,812,557
3,085	Prudential Financial Inc	3.700%	10/01/50	BBB+	3,263,251
47,943	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	53,816,017
9,931	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	11,159,961
11,055	QBE Insurance Group Ltd, 144A, (4)	5.875%	N/A (3)	Baa2	12,077,588
59,385	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	49,660,706
	Total Insurance				431,693,985
	Multi-Utilities – 1.5%
30,213	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	31,648,117
4,200	CMS Energy Corp	4.750%	6/01/50	Baa2	4,729,057
12,710	NiSource Inc	5.650%	N/A (3)	BBB-	13,059,525
14,730	Sempra Energy	4.875%	N/A (3)	BBB-	15,742,688
	Total Multi-Utilities				65,179,387
	Oil, Gas & Consumable Fuels – 0.9%
21,714	Enbridge Inc	5.750%	7/15/80	BBB-	24,434,185

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$8,865	MPLX LP	6.875%	N/A (3)	BB+	$8,554,725
7,205	Transcanada Trust	5.500%	9/15/79	BBB	7,925,500
	Total Oil, Gas & Consumable Fuels				40,914,410
	Trading Companies & Distributors – 2.3%
39,396	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	40,183,920
23,035	AerCap Holdings NV	5.875%	10/10/79	BB+	23,652,568
6,300	ILFC E-Capital Trust I, 144A	3.230%	12/21/65	B+	4,221,000
47,814	ILFC E-Capital Trust I, 144A	3.480%	12/21/65	BB+	33,059,078
	Total Trading Companies & Distributors				101,116,566
	U.S. Agency – 0.2%
6,770	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	7,277,750
	Wireless Telecommunication Services – 0.4%
13,444	Vodafone Group PLC	7.000%	4/04/79	BB+	16,730,722
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,791,401,705)				1,939,771,638

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 32.3%
	Banks – 24.9%
$10,702	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$12,490,839
12,325	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	12,981,923
27,680	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	29,496,362
10,550	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	Ba2	11,947,981
40,800	Banco Santander SA	7.500%	N/A (3)	Ba1	45,116,640
41,385	Barclays PLC	7.750%	N/A (3)	BBB-	44,488,875
29,105	Barclays PLC	7.875%	N/A (3)	BBB-	30,487,487
35,615	Barclays PLC	8.000%	N/A (3)	BBB-	39,710,725
24,800	Barclays PLC	6.125%	N/A (3)	BBB-	26,722,000
51,991	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB	60,146,828
31,555	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	34,434,394
4,150	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	4,917,750
38,403	Credit Agricole SA, 144A, (4)	7.875%	N/A (3)	BBB	43,587,405
48,104	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	58,446,360
21,771	Credit Suisse Group AG, 144A	5.250%	N/A (3)	BB+	23,022,832
7,491	Danske Bank A/S	7.000%	N/A (3)	BBB-	8,315,010
7,100	HSBC Holdings PLC	6.375%	N/A (3)	BBB	7,668,000
64,851	HSBC Holdings PLC	6.375%	N/A (3)	BBB	70,875,658
40,485	HSBC Holdings PLC	6.000%	N/A (3)	BBB	44,078,044

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$18,245	ING Groep NV	6.500%	N/A (3)	BBB	$20,029,361
7,516	ING Groep NV	6.875%	N/A (3)	BBB	7,854,220
17,650	ING Groep NV	6.750%	N/A (3)	BBB	19,229,675
23,870	ING Groep NV	5.750%	N/A (3)	BBB	25,943,826
37,235	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	42,261,725
63,681	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	71,818,158
34,280	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	39,422,000
15,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	16,445,900
35,364	Natwest Group PLC	8.000%	N/A (3)	BBB-	41,199,060
14,211	Natwest Group PLC	8.625%	N/A (3)	BBB-	14,749,739
13,130	Natwest Group PLC	6.000%	N/A (3)	BBB-	14,382,208
18,875	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	21,659,063
31,590	Societe Generale SA, 144A, (4)	7.875%	N/A (3)	BB+	34,867,462
10,583	Societe Generale SA, 144A	8.000%	N/A (3)	BB	12,421,796
7,841	Societe Generale SA, 144A	6.750%	N/A (3)	BB	8,784,821
22,880	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	23,852,400
8,699	Standard Chartered PLC, 144A, (4)	7.750%	N/A (3)	BBB-	9,427,541
39,405	UniCredit SpA	8.000%	N/A (3)	B+	42,594,835
969,288	Total Banks				1,075,878,903
	Capital Markets – 7.4%
22,473	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	24,984,358
39,849	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	43,435,410
40,420	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB+	45,481,943
26,805	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	29,854,069
44,360	Deutsche Bank AG	6.000%	N/A (3)	B+	44,360,000
32,355	UBS Group AG, 144A	7.000%	N/A (3)	BBB	35,469,169
56,972	UBS Group AG	7.000%	N/A (3)	BBB	64,734,435
29,025	UBS Group AG	6.875%	N/A (3)	BBB	32,798,250
292,259	Total Capital Markets				321,117,634
$1,261,547	Total Contingent Capital Securities (cost $1,293,470,018)				1,396,996,537

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.6%
	Banks – 5.9%
499,100	Bank of America Corp, (4), (6)	4.375%	BBB	$13,251,105
573,236	CoBank ACB, (8)	6.250%	BBB+	60,476,398
160,671	CoBank ACB, (8)	6.200%	BBB+	17,834,481
441,610	Farm Credit Bank of Texas, 144A, (8)	6.750%	Baa1	47,252,270
563,126	Fifth Third Bancorp	6.625%	Baa3	16,398,229

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
544,036	Huntington Bancshares Inc	6.250%	Baa3	$13,829,395
280,000	Huntington Bancshares Inc, (6), (8)	2.937%	Baa3	5,740,000
246,560	KeyCorp	6.125%	Baa3	7,216,811
751,983	Regions Financial Corp, (4)	6.375%	BB+	21,145,762
287,113	Regions Financial Corp, (4)	5.700%	BB+	8,268,854
510,175	Synovus Financial Corp	5.875%	BB-	13,682,894
309,800	Truist Financial Corp	4.750%	Baa2	8,572,166
342,966	Wells Fargo & Co	4.750%	Baa2	9,061,162
445,441	Wintrust Financial Corp	6.875%	BB	12,690,614
	Total Banks			255,420,141
	Capital Markets – 2.1%
228,890	Goldman Sachs Group Inc, (4)	5.500%	Ba1	6,255,563
725,688	Morgan Stanley	7.125%	Baa3	21,342,484
477,788	Morgan Stanley	6.875%	Baa3	13,616,958
1,220,881	Morgan Stanley	5.850%	Baa3	35,222,417
334,490	Morgan Stanley	6.375%	Baa3	9,599,863
149,557	State Street Corp	5.350%	Baa1	4,331,171
	Total Capital Markets			90,368,456
	Consumer Finance – 0.7%
810,299	GMAC Capital Trust I	6.007%	BB-	21,918,588
385,835	Synchrony Financial, (4)	5.625%	BB-	10,301,795
	Total Consumer Finance			32,220,383
	Diversified Financial Services – 2.1%
403,934	AgriBank FCB, (8)	6.875%	BBB+	45,644,542
508,300	Equitable Holdings Inc	5.250%	BBB-	13,541,112
1,158,054	Voya Financial Inc, (4)	5.350%	BBB-	32,796,089
	Total Diversified Financial Services			91,981,743
	Diversified Telecommunication Services – 0.2%
314,900	AT&T Inc	4.750%	BBB	8,426,724
	Food Products – 1.8%
506,287	CHS Inc, (4)	7.875%	N/R	14,570,940
1,359,502	CHS Inc	7.100%	N/R	37,794,156
483,646	CHS Inc	6.750%	N/R	13,508,233
12,881	CHS Inc	7.500%	N/R	380,891
45,900	Dairy Farmers of America Inc, 144A, (6), (8)	7.875%	BB+	4,383,450
66,700	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	6,369,850
	Total Food Products			77,007,520
	Insurance – 5.4%
1,358,702	American Equity Investment Life Holding Co, (4)	5.950%	BB	35,353,426

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
598,394	American Equity Investment Life Holding Co	6.625%	BB	$16,312,220
1,320,871	Aspen Insurance Holdings Ltd, (4)	5.950%	BB+	34,567,194
603,290	Aspen Insurance Holdings Ltd	5.625%	BB+	16,041,481
229,700	Assurant Inc, (6)	5.250%	BB+	6,284,592
723,108	Athene Holding Ltd	6.350%	BBB-	21,100,291
665,322	Athene Holding Ltd	6.375%	BBB-	18,589,097
358,971	Axis Capital Holdings Ltd	5.500%	BBB	9,297,349
257,820	Delphi Financial Group Inc, (6), (8)	3.411%	BBB	5,672,040
590,711	Enstar Group Ltd	7.000%	BB+	16,681,679
154,637	Globe Life Inc, (4)	6.125%	BBB+	4,198,395
873,080	Maiden Holdings North America Ltd	7.750%	N/R	18,910,913
807,896	Reinsurance Group of America Inc, (4)	5.750%	BBB+	23,364,352
221,929	Selective Insurance Group Inc, (6)	4.600%	BBB-	5,734,645
	Total Insurance			232,107,674
	Oil, Gas & Consumable Fuels – 1.1%
639,853	NuStar Energy LP	8.500%	B2	12,803,459
931,927	NuStar Energy LP	7.625%	B2	16,756,047
736,936	NuStar Logistics LP	6.971%	B	15,829,385
	Total Oil, Gas & Consumable Fuels			45,388,891
	Thrifts & Mortgage Finance – 0.9%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	10,832,000
989,473	New York Community Bancorp Inc, (4)	6.375%	Ba2	28,358,296
	Total Thrifts & Mortgage Finance			39,190,296
	Trading Companies & Distributors – 0.4%
736,250	Air Lease Corp, (4)	6.150%	BB+	19,289,750
	Total $25 Par (or similar) Retail Preferred (cost $838,308,104)			891,401,578
	Total Long-Term Investments (cost $3,923,179,827)			4,228,169,753

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
22,912,913	State Street Navigator Securities Lending Government Money Market Portfolio, (9)	0.080% (10)	$22,912,913
	Total Investments Purchased with Collateral from Securities Lending (cost $22,912,913)		22,912,913

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$54,315	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/20, repurchase price $54,314,813, collateralized by: $54,379,200, U.S. Treasury Notes, 0.125%, due 9/15/23, value $54,365,305; $960,300, U.S. Treasury Notes, 2.750%, due 8/31/23, value $1,035,896	0.000%	1/04/21	$54,314,813
	Total Short-Term Investments (cost $54,314,813)			54,314,813
	Total Investments (cost $4,000,407,553) – 99.6%			4,305,397,479
	Other Assets Less Liabilities – 0.4% (11)			15,839,119
	Net Assets – 100%			$4,321,236,598
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(1,031)	3/21	$(142,229,312)	$(142,358,547)	$(129,235)	$(112,766)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,939,771,638	$ —	$1,939,771,638
Contingent Capital Securities	—	1,396,996,537	—	1,396,996,537
$25 Par (or similar) Retail Preferred	698,028,547	193,373,031	—	891,401,578
Investments Purchased with Collateral from Securities Lending	22,912,913	—	—	22,912,913
Short-Term Investments:
Repurchase Agreements	—	54,314,813	—	54,314,813
Investments in Derivatives:
Futures Contracts*	(129,235)	—	—	(129,235)
Total	$720,812,225	$3,584,456,019	$ —	$4,305,268,244

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,332,432.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(10)	The rate shown is the one-day yield as of the end of the reporting period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.

Nuveen NWQ Flexible Income Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.7%
	CORPORATE BONDS – 59.1%
	Aerospace & Defense – 0.4%
$6,150	General Dynamics Corp	3.625%	4/01/30	A	$7,305,766
	Air Freight & Logistics – 0.7%
11,262	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	11,298,601
	Auto Components – 0.7%
8,595	American Axle & Manufacturing Inc, (3)	6.250%	4/01/25	B2	8,895,825
1,350	American Axle & Manufacturing Inc	6.500%	4/01/27	B2	1,420,875
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,075,000
11,945	Total Auto Components				12,391,700
	Automobiles – 2.7%
10,810	Ford Motor Co	8.500%	4/21/23	BB+	12,189,140
2,735	Ford Motor Co	9.000%	4/22/25	BB+	3,360,905
5,550	General Motors Co	5.400%	10/02/23	BBB	6,214,129
17,630	General Motors Co	6.600%	4/01/36	BBB	24,109,235
36,725	Total Automobiles				45,873,409
	Banks – 0.3%
4,650	CIT Group Inc	5.000%	8/01/23	BBB-	5,080,125
	Beverages – 1.0%
3,225	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	4,197,161
9,935	Anheuser-Busch InBev Finance Inc	4.900%	2/01/46	BBB+	12,747,233
13,160	Total Beverages				16,944,394
	Biotechnology – 0.5%
8,760	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB-	9,070,980
	Capital Markets – 0.9%
6,060	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	6,423,600
1,425	Morgan Stanley	5.875%	3/15/69	Baa3	1,596,000
5,990	Raymond James Financial Inc	4.950%	7/15/46	BBB+	8,196,069
13,475	Total Capital Markets				16,215,669
	Chemicals – 3.2%
14,285	Air Products and Chemicals Inc	2.800%	5/15/50	A	15,670,105
8,550	Ashland LLC	6.875%	5/15/43	BB+	11,371,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)
$2,740	Blue Cube Spinco LLC	9.750%	10/15/23	BB-	$2,815,350
2,990	Blue Cube Spinco LLC	10.000%	10/15/25	BB-	3,165,663
21,689	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	22,149,891
50,254	Total Chemicals				55,172,509
	Communications Equipment – 0.8%
4,925	ViaSat Inc, 144A	5.625%	9/15/25	BB-	5,037,290
7,655	ViaSat Inc, 144A	5.625%	4/15/27	BB+	8,037,750
12,580	Total Communications Equipment				13,075,040
	Consumer Finance – 0.6%
9,289	Ally Financial Inc	5.750%	11/20/25	BB+	10,812,420
	Containers & Packaging – 1.0%
13,199	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	17,422,680
	Diversified Telecommunication Services – 1.3%
5,567	CenturyLink Inc, (3)	7.650%	3/15/42	BB	6,736,070
2,825	Embarq Corp	7.995%	6/01/36	BB	3,484,496
11,707	GCI LLC, 144A	4.750%	10/15/28	B	12,486,101
20,099	Total Diversified Telecommunication Services				22,706,667
	Electric Utilities – 1.2%
7,400	Edison International	5.750%	6/15/27	BBB-	8,852,270
3,875	PG&E Corp, (4)	5.250%	7/01/30	BB	4,262,500
7,700	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	8,162,000
18,975	Total Electric Utilities				21,276,770
	Electronic Equipment, Instruments & Components – 0.5%
8,665	Itron Inc, 144A	5.000%	1/15/26	BB-	8,849,131
	Entertainment – 0.5%
6,875	Liberty Interactive LLC	8.500%	7/15/29	BB	7,665,625
	Equity Real Estate Investment Trust – 1.1%
6,805	Crown Castle International Corp	3.300%	7/01/30	BBB+	7,612,619
10,400	Office Properties Income Trust	4.500%	2/01/25	BBB-	11,017,108
17,205	Total Equity Real Estate Investment Trust				18,629,727
	Food & Staples Retailing – 1.5%
16,314	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	18,256,182
7,835	SEG Holding LLC / SEG Finance Corp, 144A	5.625%	10/15/28	B+	8,265,925
24,149	Total Food & Staples Retailing				26,522,107

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services – 4.5%
$18,660	Centene Corp, 144A	5.375%	6/01/26	BBB-	$19,680,889
9,025	Centene Corp	4.625%	12/15/29	BBB-	10,019,645
1,148	Encompass Health Corp	5.750%	9/15/25	B+	1,185,310
4,425	Encompass Health Corp	4.750%	2/01/30	B+	4,740,281
2,900	Encompass Health Corp	4.625%	4/01/31	B+	3,103,000
5,750	HCA Inc	5.875%	5/01/23	Ba2	6,317,812
7,300	HCA Inc	5.125%	6/15/39	BBB-	9,329,601
16,152	MEDNAX Inc, 144A	6.250%	1/15/27	B+	17,322,374
5,145	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	5,518,013
70,505	Total Health Care Providers & Services				77,216,925
	Hotels, Restaurants & Leisure – 1.4%
17,725	McDonald's Corp	4.875%	12/09/45	BBB+	24,128,356
	Household Products – 0.2%
3,525	Procter & Gamble Co/The	3.000%	3/25/30	AA-	4,062,664
	Interactive Media & Services – 0.6%
9,675	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	10,449,000
	IT Services – 0.5%
8,300	Alliance Data Systems Corp, 144A	4.750%	12/15/24	N/R	8,383,000
	Life Sciences Tools & Services – 0.8%
9,150	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	9,676,125
3,975	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	4,518,932
13,125	Total Life Sciences Tools & Services				14,195,057
	Machinery – 3.7%
9,506	ATS Automation Tooling Systems Inc, 144A	6.500%	6/15/23	B+	9,667,602
3,850	ATS Automation Tooling Systems Inc, 144A	4.125%	12/15/28	B+	3,917,375
14,525	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	15,196,781
11,020	Harsco Corp, 144A	5.750%	7/31/27	BB	11,653,650
9,555	Stevens Holding Co Inc, 144A	6.125%	10/01/26	B+	10,319,400
12,789	Terex Corp, 144A	5.625%	2/01/25	BB-	13,174,269
61,245	Total Machinery				63,929,077
	Media – 6.8%
13,446	Altice Financing SA, 144A	7.500%	5/15/26	B	14,189,564
7,650	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.125%	5/01/27	BB	8,118,103
12,075	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	17,110,090
7,200	DISH DBS Corp	6.750%	6/01/21	B2	7,345,512

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$8,360	DISH DBS Corp	7.750%	7/01/26	B2	$9,358,853
18,324	Nexstar Broadcasting Inc, 144A	5.625%	7/15/27	B	19,629,585
4,350	Nexstar Broadcasting Inc, 144A	4.750%	11/01/28	B	4,551,188
24,804	ViacomCBS Inc	6.875%	4/30/36	BBB	35,846,295
96,209	Total Media				116,149,190
	Metals & Mining – 1.3%
6,600	ArcelorMittal SA	7.250%	10/15/39	BBB-	9,260,592
8,600	Southern Copper Corp	5.875%	4/23/45	BBB+	12,414,977
15,200	Total Metals & Mining				21,675,569
	Mortgage Real Estate Investment Trust – 1.0%
12,305	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	12,797,200
3,850	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	4,119,500
16,155	Total Mortgage Real Estate Investment Trust				16,916,700
	Multiline Retail – 1.3%
6,650	Nordstrom Inc, 144A	8.750%	5/15/25	Baa2	7,447,875
16,319	Nordstrom Inc	5.000%	1/15/44	Baa3	15,261,431
22,969	Total Multiline Retail				22,709,306
	Multi-Utilities – 0.5%
6,425	Consolidated Edison Co of New York Inc	3.950%	4/01/50	A-	7,816,112
	Oil, Gas & Consumable Fuels – 1.9%
4,650	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	5,498,924
14,425	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	15,326,563
9,939	Phillips 66	4.650%	11/15/34	A3	12,033,200
29,014	Total Oil, Gas & Consumable Fuels				32,858,687
	Pharmaceuticals – 0.5%
6,975	Bristol-Myers Squibb Co	3.900%	2/20/28	A+	8,254,945
	Real Estate Management & Development – 0.8%
8,306	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	B+	8,492,885
5,215	Kennedy-Wilson Inc	5.875%	4/01/24	BB	5,293,225
13,521	Total Real Estate Management & Development				13,786,110
	Road & Rail – 1.1%
15,229	XPO CNW Inc	6.700%	5/01/34	B+	18,112,497
	Semiconductors & Semiconductor Equipment – 4.0%
18,558	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	20,135,430
7,050	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB-	7,921,586
16,870	Broadcom Inc	4.750%	4/15/29	BBB-	20,164,970

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Semiconductors & Semiconductor Equipment (continued)
$7,250	Entegris Inc, 144A	4.375%	4/15/28	BB	$7,721,250
8,450	Lam Research Corp	4.875%	3/15/49	A-	12,193,499
58,178	Total Semiconductors & Semiconductor Equipment				68,136,735
	Software – 1.7%
7,800	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	8,330,556
16,900	VMware Inc	4.700%	5/15/30	Baa2	20,320,927
24,700	Total Software				28,651,483
	Specialty Retail – 0.9%
13,731	L Brands Inc	6.875%	11/01/35	B+	15,413,047
	Technology Hardware, Storage & Peripherals – 4.5%
10,170	Dell International LLC / EMC Corp, 144A	6.020%	6/15/26	BBB-	12,414,762
32,044	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	42,179,425
9,529	Seagate HDD Cayman	4.875%	6/01/27	BB+	10,722,031
10,335	Seagate HDD Cayman, 144A	4.091%	6/01/29	BB+	11,073,126
62,078	Total Technology Hardware, Storage & Peripherals				76,389,344
	Tobacco – 1.0%
12,625	Altria Group Inc	5.800%	2/14/39	A3	16,615,029
	Trading Companies & Distributors – 1.2%
12,600	Ashtead Capital Inc, 144A	4.000%	5/01/28	BBB-	13,382,964
4,875	United Rentals North America Inc	5.250%	1/15/30	BB-	5,411,250
1,775	United Rentals North America Inc	3.875%	2/15/31	BB-	1,862,064
19,250	Total Trading Companies & Distributors				20,656,278
$883,776	Total Corporate Bonds (cost $924,375,310)				1,012,818,431

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.1%
	Automobiles – 0.5%
$7,850	General Motors Financial Co Inc	6.500%	N/A (5)	BB+	$8,527,063
	Banks – 6.5%
14,726	Bank of America Corp	6.500%	N/A (5)	BBB	16,824,455
4,815	Bank of America Corp	6.300%	N/A (5)	BBB	5,621,512
7,725	CIT Group Inc	5.800%	N/A (5)	Ba3	7,879,500
25,871	Citigroup Inc	6.250%	N/A (5)	BBB-	29,672,953
18,425	JPMorgan Chase & Co	6.750%	N/A (5)	BBB+	20,685,775
3,225	Lloyds Bank PLC, 144A	12.000%	N/A (5)	Baa3	3,720,779
14,377	PNC Financial Services Group Inc	6.750%	N/A (5)	Baa2	14,732,831

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$5,925	Wells Fargo & Co	5.875%	N/A (5)	Baa2	$6,717,469
4,883	Zions Bancorp NA	7.200%	N/A (5)	BB+	5,200,395
	Total Banks				111,055,669
	Capital Markets – 0.4%
7,075	Goldman Sachs Group Inc	5.300%	N/A (5)	BBB-	7,727,457
	Consumer Finance – 0.4%
6,460	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (6)	4.025%	N/A (5)	Baa3	6,403,798
	Electric Utilities – 2.6%
22,120	Emera Inc	6.750%	6/15/76	BB+	25,852,750
15,390	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	18,124,297
	Total Electric Utilities				43,977,047
	Food Products – 0.5%
3,300	Land O' Lakes Inc, 144A	7.250%	N/A (5)	BB	3,225,750
2,042	Land O' Lakes Inc, 144A	8.000%	N/A (5)	BB	2,087,945
3,200	Land O' Lakes Inc, 144A	7.000%	N/A (5)	BB	3,004,000
	Total Food Products				8,317,695
	Insurance – 0.9%
2,950	Enstar Finance LLC	5.750%	9/01/40	BB+	3,105,578
10,255	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	13,145,052
	Total Insurance				16,250,630
	Multi-Utilities – 0.5%
8,046	Sempra Energy	4.875%	N/A (5)	BBB-	8,599,163
	Oil, Gas & Consumable Fuels – 0.8%
12,781	Transcanada Trust	5.875%	8/15/76	BBB	14,250,815
	Total $1,000 Par (or similar) Institutional Preferred (cost $211,715,100)				225,109,337

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 8.5%
	Banks – 1.9%
5,870	Bank of America Corp	7.250%	BBB	$8,914,065
15,930	Wells Fargo & Co	7.500%	Baa2	24,180,147
	Total Banks			33,094,212
	Electric Utilities – 2.2%
306,900	NextEra Energy Inc	4.872%	A-	18,168,480
108,300	NextEra Energy Inc	6.219%	BBB	5,563,371

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)
260,000	Southern Co	6.750%	BBB	$13,494,000
	Total Electric Utilities			37,225,851
	Health Care Technology – 0.6%
163,250	Change Healthcare Inc	6.000%	N/R	10,457,795
	Life Sciences Tools & Services – 1.3%
241,750	Avantor Inc	6.250%	N/R	21,493,992
	Multi-Utilities – 1.6%
275,200	CenterPoint Energy Inc	7.000%	N/R	11,228,160
163,300	Sempra Energy	6.750%	N/R	16,939,109
	Total Multi-Utilities			28,167,269
	Semiconductors & Semiconductor Equipment – 0.9%
10,550	Broadcom Inc	8.000%	N/R	15,007,059
	Total Convertible Preferred Securities (cost $129,719,043)			145,446,178

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 6.7%
	Banks – 0.6%
127,954	Citigroup Inc, (3)	7.125%	BBB-	$3,639,012
272,390	Huntington Bancshares Inc	6.250%	Baa3	6,924,154
	Total Banks			10,563,166
	Capital Markets – 0.3%
191,181	Morgan Stanley	7.125%	Baa3	5,622,633
	Consumer Finance – 1.3%
310,900	Capital One Financial Corp	5.000%	Baa3	8,266,831
422,089	GMAC Capital Trust I	6.007%	BB-	11,417,507
106,000	Synchrony Financial	5.625%	BB-	2,830,200
	Total Consumer Finance			22,514,538
	Equity Real Estate Investment Trust – 0.5%
126,328	Digital Realty Trust Inc	6.625%	Baa3	3,226,417
156,375	National Storage Affiliates Trust	6.000%	N/R	4,126,737
72,621	VEREIT Inc	6.700%	BB+	1,826,418
	Total Equity Real Estate Investment Trust			9,179,572
	Food Products – 1.1%
63,115	CHS Inc	7.875%	N/R	1,816,450
195,213	CHS Inc	7.100%	N/R	5,426,921

Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products (continued)
384,432	CHS Inc	6.750%	N/R	$10,737,186
	Total Food Products			17,980,557
	Insurance – 1.6%
60,674	Argo Group US Inc	6.500%	BBB-	1,548,400
284,806	Athene Holding Ltd	6.350%	BBB-	8,310,639
215,565	Athene Holding Ltd	6.375%	BBB-	6,022,886
294,032	Enstar Group Ltd	7.000%	BB+	8,303,464
110,414	National General Holdings Corp	7.625%	N/R	2,798,995
	Total Insurance			26,984,384
	Multi-Utilities – 0.7%
430,660	Algonquin Power & Utilities Corp	6.200%	BB+	12,118,772
	Wireless Telecommunication Services – 0.6%
365,936	United States Cellular Corp	7.250%	Ba1	9,258,181
	Total $25 Par (or similar) Retail Preferred (cost $108,028,954)			114,221,803

Shares	Description (1)	Value
	COMMON STOCKS – 6.0%
	Aerospace & Defense – 0.3%
268,300	Thales SA, (3), (7)	$4,917,644
	Capital Markets – 0.3%
276,484	Ares Capital Corp	4,669,815
	Communications Equipment – 0.4%
169,300	Cisco Systems Inc	7,576,175
	Diversified Telecommunication Services – 0.3%
149,900	AT&T Inc	4,311,124
	Electric Utilities – 0.5%
87,700	Entergy Corp	8,755,968
	Equity Real Estate Investment Trust – 0.2%
143,100	Healthcare Realty Trust Inc	4,235,760
	Health Care Equipment & Supplies – 0.3%
40,300	Medtronic PLC	4,720,742
	Health Care Providers & Services – 0.2%
102,200	Fresenius Medical Care AG & Co KGaA	4,247,432
	Independent Power & Renewable Electricity Producers – 0.8%
140,167	NextEra Energy Partners LP	9,398,197

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers (continued)
215,682	Vistra Corp	$4,240,308
	Total Independent Power & Renewable Electricity Producers	13,638,505
	Industrial Conglomerates – 0.2%
39,025	Siemens AG, (7)	2,801,605
	Pharmaceuticals – 2.5%
214,100	AstraZeneca PLC, Sponsored ADR	10,702,859
276,400	Bristol-Myers Squibb Co	17,145,092
422,800	GlaxoSmithKline PLC, Sponsored ADR	15,559,040
	Total Pharmaceuticals	43,406,991
	Total Common Stocks (cost $94,736,240)	103,281,761

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 3.0%
87,101	Citigroup Global Markets Holdings Inc., Mandatory Buy-Write Note, Linked to Common Stock of VMWare Inc. (Cap 116.24% of Issue Price), 144A	10.000%	$144.1064	$167.5093	1/22/21	$12,321,304
433,800	JPMorgan Chase Bank, National Association Mandatory Exchangeable Note, Linked to common stock of NortonLifeLock Inc. (Cap 117.07% of the Issue Price), 144A	8.000%	$20.6940	$24.2265	5/10/21	8,952,626
111,000	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Activision Blizzard Inc. (Cap 114.90% of Issue Price), 144A	9.000%	$75.7667	$87.0541	5/10/21	9,427,194
202,600	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Pultegroup Inc. (Cap 120.05% of the Issue Price), 144A	10.000%	$42.2590	$50.7319	6/25/21	8,646,774
180,035	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Raytheon Technologies Corp. (Cap 116.60% of Issue Price), 144A	12.000%	$64.3076	$74.9827	2/12/21	12,740,414
	Total Structured Notes (cost $50,075,057)					52,088,312

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.3%
	Media – 0.9%
$19,825	Liberty Interactive LLC	4.000%	11/15/29	BB	$15,166,125
	Wireless Telecommunication Services – 0.4%
8,925	Liberty Interactive LLC	3.750%	2/15/30	BB	6,838,781
$28,750	Total Convertible Bonds (cost $20,944,302)				22,004,906
	Total Long-Term Investments (cost $1,539,594,006)				1,674,970,728

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%
	MONEY MARKET FUNDS – 0.6%
10,981,969	State Street Navigator Securities Lending Government Money Market Portfolio, (8)	0.080% (9)	$10,981,969
	Total Investments Purchased with Collateral from Securities Lending (cost $10,981,969)		10,981,969

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%
	REPURCHASE AGREEMENTS – 1.4%
$24,860	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/20, repurchase price $24,859,714, collateralized by $25,363,400, U.S. Treasury Notes, 0.125%, due 9/15/23, value $25,356,919	0.000%	1/04/21	$24,859,714
	Total Short-Term Investments (cost $24,859,714)			24,859,714
	Total Investments (cost $1,575,435,689) – 99.7%			1,710,812,411
	Other Assets Less Liabilities – 0.3%			4,352,298
	Net Assets – 100%			$1,715,164,709

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$1,012,818,431	$ —	$1,012,818,431
$1,000 Par (or similar) Institutional Preferred	—	225,109,337	—	225,109,337
Convertible Preferred Securities	145,446,178	—	—	145,446,178
$25 Par (or similar) Retail Preferred	114,221,803	—	—	114,221,803
Common Stocks	95,562,512	7,719,249	—	103,281,761
Structured Notes	—	52,088,312	—	52,088,312
Convertible Bonds	—	22,004,906	—	22,004,906
Investments Purchased with Collateral from Securities Lending	10,981,969	—	—	10,981,969
Short-Term Investments:
Repurchase Agreements	—	24,859,714	—	24,859,714
Total	$366,212,462	$1,344,599,949	$ —	$1,710,812,411

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,482,214.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(9)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.